UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21113
                                    --------------------------------------------

                      Touchstone Institutional Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  12/31
                          --------
Date of reporting period: 09/30/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Large Cap Value Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
PREFERRED STOCK -- 0.6%                               SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.6%
General Motors                                            5,200  $       46,228
--------------------------------------------------------------------------------

FINANCIALS -- 0.0%
Washington Mutual, Inc.                                   1,100             440
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCK                                            $       46,668
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.2%

FINANCIALS -- 28.7%
American International Group, Inc. +                     11,500          38,295
Bank of America Corp.                                    11,700         409,500
Citigroup, Inc.                                          28,650         587,611
Genworth Financial, Inc. - Class A                       62,560         538,642
Huntington Bancshares, Inc. +                            11,100          88,689
JPMorgan Chase & Co.                                      5,700         266,190
KeyCorp +                                                22,000         262,680
Wachovia Corp. +                                         25,400          88,900
--------------------------------------------------------------------------------
                                                                      2,280,507
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 23.1%
Centex Corp.                                             33,600         544,320
D R Horton, Inc.                                         41,200         536,424
General Motors Corp. +                                   15,100         142,695
J.C. Penney Co., Inc.                                     8,200         273,388
Pulte Homes, Inc. +                                      24,400         340,868
--------------------------------------------------------------------------------
                                                                      1,837,695
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 15.8%
Alcatel-Lucent - ADR*                                   104,000         399,360
AU Optronics Corp. - ADR +                               10,891         123,722
BearingPoint, Inc.* +                                   178,800          92,976
Dell, Inc.*                                              21,700         357,616
Motorola, Inc.                                           32,500         232,050
Nortel Networks Corp.* +                                 19,910          44,598
--------------------------------------------------------------------------------
                                                                      1,250,322
--------------------------------------------------------------------------------

MISCELLANEOUS -- 6.9%
iShares Dow Jones US Home Construction +                 14,500         260,420
iShares Russell 1000 Value Index                          2,800         178,892
SPDR S&P Homebuilders ETF                                 5,500         107,635
--------------------------------------------------------------------------------
                                                                        546,947
--------------------------------------------------------------------------------

UTILITIES -- 4.7%
Mirant Corp.*                                             1,500          27,435
Reliant Energy, Inc.*                                    46,600         342,510
--------------------------------------------------------------------------------
                                                                        369,945
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.6%
Sprint Nextel Corp. +                                    59,500         362,950
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.4%
Navistar International Corp.*                             6,400         346,752
--------------------------------------------------------------------------------

HEALTH CARE -- 3.7%
Sanofi-Aventis - ADR                                      9,000         295,830
--------------------------------------------------------------------------------

ENERGY -- 3.2%
Peabody Energy Corp.                                      5,600         252,000
--------------------------------------------------------------------------------

MATERIALS -- 1.1%
Abitibibowater, Inc.* +                                  22,543          87,241
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.0%
Tyson Foods, Inc. - Class A                               6,500          77,610
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $    7,707,799
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 29.8%
BBH Securities Lending Fund **                        1,673,860       1,673,860
Touchstone Institutional Money Market Fund^             686,147         686,147
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    2,360,007
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.6%
(Cost $15,479,199)                                               $   10,114,474

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.6%)                     (2,190,875)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    7,923,599
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $1,565,430.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Value Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
PREFERRED STOCK -- 0.6%                               SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 0.6%
General Motors                                           11,200  $       99,568
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.8%

CONSUMER DISCRETIONARY -- 36.8%
ArvinMeritor, Inc. +                                      5,800          75,632
Cavalier Homes, Inc.*                                    36,600          61,488
Centex Corp.                                             66,600       1,078,920
Champion Enterprises, Inc.*                              14,000          77,700
Cooper Tire & Rubber Co.                                 13,700         117,820
D R Horton, Inc.                                         91,100       1,186,122
General Motors Corp. +                                   31,600         298,620
Hovnanian Enterprises, Inc.* +                           29,000         231,710
J.C. Penney Co., Inc.                                    14,800         493,432
Libbey, Inc.                                             71,900         611,869
Meritage Homes Corp.* +                                  10,000         247,000
Office Depot, Inc.*                                      37,100         215,922
Pulte Homes, Inc. +                                      78,900       1,102,233
Ryland Group, Inc. +                                     10,000         265,200
--------------------------------------------------------------------------------
                                                                      6,063,668
--------------------------------------------------------------------------------

FINANCIALS -- 33.5%
American Equity Investment Life Holding Co.*             63,300         474,750
American International Group, Inc. +                     24,300          80,919
Bank of America Corp.                                    10,200         357,000
Capital One Financial Corp. +                             7,300         372,300
CIT Group, Inc. +                                        21,200         147,552
Citigroup, Inc.                                          59,000       1,210,090
Conseco, Inc.*                                           23,900          84,128
Genworth Financial, Inc. - Class A                       47,086         405,410
Huntington Bancshares, Inc. +                            49,000         391,510
JPMorgan Chase & Co.                                      6,800         317,560
KeyCorp +                                                14,700         175,518
LandAmerica Financial Group, Inc. +                      53,700       1,302,225
Wachovia Corp. +                                         59,200         207,200
--------------------------------------------------------------------------------
                                                                      5,526,162
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 9.8%
Alcatel-Lucent - ADR*                                   131,100         503,424
Alliance Semiconductor Corp.                             50,100          37,575
AU Optronics Corp. - ADR +                               23,685         269,062
BearingPoint, Inc.* +                                   483,900         251,628
Dell, Inc.*                                              12,000         197,760
Motorola, Inc.                                           25,000         178,500
Nortel Networks Corp.* +                                 52,300         117,152
Qimonda AG - ADR*                                        76,200          64,770
--------------------------------------------------------------------------------
                                                                      1,619,871
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.8%
Hudson Highland Group, Inc.*                             87,600         608,820
Navistar International Corp.*                            15,600         845,208
--------------------------------------------------------------------------------
                                                                      1,454,028
--------------------------------------------------------------------------------

UTILITIES -- 3.4%
Reliant Energy, Inc.*                                    76,600         563,010
--------------------------------------------------------------------------------

ENERGY -- 2.3%
Peabody Energy Corp.                                      8,400         378,000
--------------------------------------------------------------------------------

HEALTH CARE -- 1.8%
Omnicare, Inc.                                           10,500         302,085
--------------------------------------------------------------------------------

MATERIALS -- 1.7%
Abitibibowater, Inc.* +                                  72,085         278,969
--------------------------------------------------------------------------------

MISCELLANEOUS -- 1.0%
iShares Russell 1000 Value Index                          2,500         159,725
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.7%
Pilgrim's Pride Corp. - Class B +                        46,400         115,536
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   16,461,054
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 29.2%
BBH Securities Lending Fund **                        4,353,614       4,353,614
Touchstone Institutional Money Market Fund^             458,412         458,412
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    4,812,026
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 129.6%
(Cost $35,098,995)                                               $   21,372,648

LIABILITIES IN EXCESS OF OTHER ASSETS -- (29.6%)                     (4,884,090)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   16,488,558
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $4,011,562.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
PREFERRED STOCK -- 0.4%                               SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 0.4%
East West Bancorp, Inc.                                      62  $       54,483
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.5%

INFORMATION TECHNOLOGY -- 27.6%
Activision Blizzard, Inc.*                               22,100         341,003
Apple, Inc.*                                              1,350         153,441
Applied Materials, Inc.                                   9,300         140,709
Broadcom Corp. - Class A*                                10,100         188,163
China Digital TV Holding Co. Ltd.*                       11,300          92,547
Electronic Arts, Inc.*                                    3,000         110,970
Flextronics International Ltd.*                          31,700         224,436
Google, Inc. - Class A*                                     525         210,273
Immersion Corp.*                                         19,500         113,490
Juniper Networks, Inc.*                                   6,700         141,169
Marvell Technology Group Ltd.*                            4,700          43,710
Mastercard, Inc. - Class A +                                850         150,731
MEMC Electronic Materials, Inc.*                          7,000         197,820
NVIDIA Corp.*                                            28,300         303,093
Polycom, Inc.*                                           26,500         612,944
Red Hat, Inc.* +                                         31,900         480,733
Riverbed Technology, Inc.* +                             31,700         396,884
Skyworks Solutions, Inc.* +                              20,100         168,036
Visa, Inc. - Class A                                      1,425          87,481
--------------------------------------------------------------------------------
                                                                      4,157,633
--------------------------------------------------------------------------------

FINANCIALS -- 17.3%
American Express Co.                                      5,500         194,865
BlackRock, Inc. +                                           550         106,975
Blackstone Group L.P. (The)                              24,100         369,694
CB Richard Ellis Group, Inc. - Class A*                   2,400          32,088
Charles Schwab Corp. +                                    3,700          96,200
East West Bancorp, Inc. +                                11,400         156,180
Goldman Sachs Group                                       4,075         521,600
Invesco Ltd. +                                            2,800          58,744
Meruelo Maddux Properties, Inc.*                         46,700          56,974
MSCI, Inc.*                                               7,700         184,800
NASDAQ OMX Group, Inc.*                                  10,300         314,871
T. Rowe Price Group, Inc. +                               1,100          59,081
TD AMERITRADE Holding Corp.*                              4,800          77,760
UCBH Holdings, Inc. +                                    39,600         253,836
Zions Bancorp. +                                          3,400         131,580
--------------------------------------------------------------------------------
                                                                      2,615,248
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.0%
Amazon.com, Inc.*                                         1,500         109,140
Best Buy Co., Inc.                                        1,500          56,250
Chipotle Mexican Grill, Inc. - Class A* +                 4,100         227,509
Coach, Inc.*                                              9,200         230,368
CROCS, Inc.* +                                           42,000         150,360
Guess?, Inc.                                              4,200         146,118
J. Crew Group, Inc.* +                                    7,100         202,847
Liberty Entertainment Group - Class A*                    6,300         157,311
Morningstar, Inc.*                                          800          44,376
Nike, Inc. - Class B                                      1,300          86,970
Quiksilver, Inc.*                                        22,800         130,872
Starbucks Corp.*                                         10,400         154,648
The Cheesecake Factory, Inc.* +                          11,400         166,668
Tiffany & Co.                                             4,900         174,048
TJX Cos., Inc.                                            7,000         213,640
Urban Outfitters, Inc.*                                   1,100          35,057
Williams-Sonoma, Inc. +                                  16,200         262,116
--------------------------------------------------------------------------------
                                                                      2,548,298
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.4%
BE Aerospace, Inc.*                                       6,400         101,312
Cummins, Inc.                                             1,800          78,696
Evergreen Solar, Inc.* +                                 36,500         201,480
Expeditors International of Washington, Inc.              6,750         235,170
First Solar, Inc.*                                          325          61,396
Foster Wheeler Ltd.*                                      2,000          72,220
Fuel-Tech, Inc.* +                                        6,800         123,012
Jacobs Engineering Group, Inc.*                           1,400          76,034
McDermott International, Inc.*                            7,400         189,070
Precision Castparts Corp.                                 2,000         157,560
SunPower Corp. - Class A* +                               5,825         413,167
--------------------------------------------------------------------------------
                                                                      1,709,117
--------------------------------------------------------------------------------

HEALTH CARE -- 8.9%
Affymetrix, Inc.*                                        22,900         177,246
Cephalon, Inc.* +                                           600          46,494
Cubist Pharmaceuticals, Inc.*                            22,300         495,729
Medarex, Inc.*                                           71,700         463,899
Metabolix, Inc.* +                                       13,500         146,880
--------------------------------------------------------------------------------
                                                                      1,330,248
--------------------------------------------------------------------------------

ENERGY -- 8.4%
Atwood Oceanics, Inc.*                                    6,500         236,600
Continental Resources, Inc.*                              2,200          86,306
FMC Technologies, Inc.*                                   2,000          93,100
National Oilwell Varco, Inc.*                             1,500          75,345
Noble Corp. +                                             5,400         237,060
Range Resources Corp.                                     3,300         141,471
SandRidge Energy, Inc.*                                   3,300          64,680
Southwestern Energy Co.*                                  3,400         103,836
Superior Energy Services, Inc.*                           4,400         137,016
Weatherford International Ltd.*                           3,400          85,476
--------------------------------------------------------------------------------
                                                                      1,260,890
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.4%
American Tower Corp. - Class A*                           3,400         122,298
Clearwire Corp.* +                                       21,900         260,172
NII Holdings, Inc.*                                       7,200         273,024
--------------------------------------------------------------------------------
                                                                        655,494
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.0%
Avon Products, Inc.                                       5,400         224,478
Whole Foods Market, Inc. +                               11,300         226,339
--------------------------------------------------------------------------------
                                                                        450,817
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 99.5% (CONTINUED)                    SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS -- 1.5%
RTI International Metals, Inc.*                           4,700  $       91,932
Titanium Metals Corp. +                                  12,000         136,080
--------------------------------------------------------------------------------
                                                                        228,012
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   14,955,757
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 28.5%
BBH Securities Lending Fund **                        4,227,276       4,227,276
Touchstone Institutional Money Market Fund^              47,792          47,792
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    4,275,068
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 128.4%
(Cost $24,016,897)                                               $   19,285,308

LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.4%)                     (4,265,533)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   15,019,775
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $4,231,124.

**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Sands Capital Institutional Growth Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 96.9%                                SHARES         VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 26.7%
Apple, Inc.*                                            440,552  $   50,073,140
Broadcom Corp. - Class A* +                           1,421,300      26,478,819
EMC Corp.* +                                          2,913,300      34,843,068
Google, Inc. - Class A*                                 179,600      71,933,393
Salesforce.com, Inc.* +                                 606,500      29,354,600
Visa, Inc. - Class A +                                  579,414      35,570,225
--------------------------------------------------------------------------------
                                                                    248,253,245
--------------------------------------------------------------------------------

HEALTH CARE -- 24.8%
Abraxis BioScience, Inc.*                               107,475       7,411,476
Allergan, Inc. +                                        981,900      50,567,850
Cerner Corp.* +                                         272,977      12,185,693
Genzyme Corp.*                                          768,000      62,123,520
Intuitive Surgical, Inc.* +                             149,000      35,906,020
Mindray Medical International Ltd.                       98,924       3,336,707
Stryker Corp. +                                         408,800      25,468,240
Varian Medical Systems, Inc.* +                         592,200      33,832,386
--------------------------------------------------------------------------------
                                                                    230,831,892
--------------------------------------------------------------------------------

ENERGY -- 14.8%
FMC Technologies, Inc.*                                 601,800      28,013,790
National Oilwell Varco, Inc.* +                       1,104,204      55,464,167
Schlumberger Ltd.                                       700,200      54,678,618
--------------------------------------------------------------------------------
                                                                    138,156,575
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.9%
Amazon.com, Inc.* +                                     948,942      69,045,020
Las Vegas Sands Corp.* +                                708,800      25,594,768
Starbucks Corp.*                                      2,388,000      35,509,560
--------------------------------------------------------------------------------
                                                                    130,149,348
--------------------------------------------------------------------------------

FINANCIALS -- 10.4%
CME Group, Inc. - Class A +                              84,100      31,243,991
InterContinental Exchange, Inc.*                        447,021      36,065,654
Moody's Corp. +                                         880,700      29,943,800
--------------------------------------------------------------------------------
                                                                     97,253,445
--------------------------------------------------------------------------------

INDUSTRIALS -- 3.2%
Expeditors International of Washington, Inc. +          536,800      18,702,112
Iron Mountain, Inc.* +                                  475,700      11,611,837
--------------------------------------------------------------------------------
                                                                     30,313,949
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.1%
America Movil S.A. - ADR                                630,400      29,225,344
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  904,183,798
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 31.0%
BBH Securities Lending Fund **                      246,435,685     246,435,685
Touchstone Institutional Money Market Fund^          42,630,035      42,630,035
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  289,065,720
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.9%
(Cost $1,338,150,255)                                            $1,193,249,518

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.9%)                   (260,269,283)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  932,980,235
--------------------------------------------------------------------------------

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2008, was $259,510,261.

**    Represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:

                                                                 LEVEL 2 -             LEVEL 3 -
                                             LEVEL 1 -       OTHER SIGNIFICANT        SIGNIFICANT
                                           QUOTED PRICES     OBSERVABLE INPUTS    UNOBSERVABLE INPUTS
-----------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
JSAM Institutional Large Cap Value Fund    $  8,440,614         $        --          $        --
JSAM Institutional Value Fund                17,019,034                  --                   --
Mazama Institutional Growth Fund             15,058,032                  --                   --
Sands Capital Institutional Growth Fund     946,813,833                  --                   --

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of September 30, 2008, the following Funds loaned common stocks and received collateral as follows:

                                                FAIR VALUE OF        VALUE OF
                                                 SECURITIES         COLLATERAL
                                                    LOANED           RECEIVED
--------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund         $   1,565,430      $   1,673,860
JSAM Institutional Value Fund                   $   4,011,562      $   4,353,614
Mazama Institutional Growth Fund                $   4,231,124      $   4,227,276
Sands Capital Institutional Growth Fund         $ 259,510,261      $ 246,435,685


All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, the custodian segregated an additional $3,848 and $13,074,576 in collateral the following business day for securities on loan in the Mazama Institutional Growth Fund and Sands Capital Institutional Growth Fund, respectively, as of September 30, 2008.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------


FEDERAL TAX INFORMATION

As of September 30, 2008, the Funds had the following federal tax cost resulting in unrealized depreciation as follows:

                                                               GROSS            GROSS
                                             FEDERAL         UNREALIZED       UNREALIZED      NET UNREALIZED
                                             TAX COST       APPRECIATION     DEPRECIATION      DEPRECIATION
                                          --------------   --------------   --------------    --------------
JSAM Institutional Large Cap Value Fund   $   15,702,121   $      309,385   $   (5,897,032)   $   (5,587,647)
JSAM Institutional Value Fund             $   35,164,426   $      734,252   $  (14,526,030)   $  (13,791,778)
Mazama Institutional Growth Fund          $   24,016,897   $      292,431   $   (5,024,020)   $   (4,731,589)
Sands Capital Institutional Growth Fund   $1,342,369,898   $   69,669,749   $ (218,790,129)   $ (149,120,380)

CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Institutional Funds Trust


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President

Date:  November 19, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  November 17, 2008